Summarized Financial Information of Unconsolidated Affiliate Level 4 (Details) - HAI Results of Operation (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
HAI Summarized Financial Information [Line Items]
Net sales	$ 207	$ 206	$ 163
Gross Profit	52	49	34
Pre-tax income	31	29	16
Net Income	$ 31	$ 29	$ 16